Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends received	$ 16,803,000	$ 0	$ 0
Voyageur Spirit [Member]
Indemnification amount	6,200,000	34,900,000
Net cash acquired on business acquisition	0	900,000
Itajai FPSO Joint Venture [Member]
Net cash acquired on business acquisition	1,300,000
ALP Maritime Services B.V. [Member]
Net cash acquired on business acquisition	300,000
Logitel Offshore Holding [Member]
Net cash acquired on business acquisition	$ 8,100,000